UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1731
Source Capital, Inc.
(Exact name of registrant as specified in charter)
11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)
J. Richard Atwood, Treasurer, Source Capital, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant's telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2004

ITEM 1. Schedule of Investments.

Source Capital, Inc.

Portfolio of Investments

September 30, 2004 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

BUSINESS SERVICE SERVICES & SUPPLIES — 16.5%
Bio-Rad Laboratories, Inc.*	190,000	$9,709,000
Black Box Corporation	260,800	9,636,560
Charles River Laboratories International, Inc.*	15,000	687,000
HNI Corporation	321,400	12,721,012
Inveresk Research Group, Inc.*	311,700	11,498,613
Manpower Inc.	300,000	13,347,000
Office Depot, Inc.*	900,000	13,527,000
ScanSource, Inc.*	284,000	18,119,200
		$89,245,385
PRODUCER DURABLE GOODS — 15.9%
Checkpoint Systems, Inc.*	68,462	$1,065,954
Cognex Corporation	575,000	15,065,000
Crane Co.	435,000	12,580,200
Graco Inc.	514,500	17,235,750
IDEX Corporation	511,500	17,370,540
Oshkosh Truck Corporation	162,500	9,272,250
Zebra Technologies Corporation (Class A)*	220,000	13,422,200
		$86,011,894

ENERGY — 11.8%
Cal Dive International, Inc.*	725,000	$25,824,500
Noble Corporation*	460,000	20,677,000
Tidewater Inc.	540,000	17,577,000
		$64,078,500
HEALTH CARE — 10.4%
Health Management Associates, Inc.	505,000	$10,317,150
Invitrogen Corporation*	95,000	5,224,050
Landauer, Inc.	14,300	671,099
Lincare Holdings Inc.*	450,000	13,369,500
Ocular Sciences, Inc.*	150,000	7,195,500
Renal Care Group, Inc.*	600,000	19,338,000
		$56,115,299
TECHNOLOGY — 10.3%
Advanced Fibre Communications, Inc.*	710,000	$11,289,000
KEMET Corporation*	200,000	1,618,000
Plantronics, Inc.	380,000	16,431,200
SanDisk Corporation*	790,000	23,004,800
TriQuint Semiconductor, Inc.*	943,029	3,677,813
		$56,020,813
RETAILING — 7.6%
Carmax, Inc.*	750,006	$16,162,629
O’Reilly Automotive, Inc.*	652,500	24,984,225
		$41,146,854
FINANCIAL — 7.5%
Brown & Brown, Inc.	251,000	$11,470,700
Arthur J. Gallagher & Co.	275,000	9,110,750
North Fork Bancorporation, Inc.	455,000	20,224,750
		$40,806,200
ENTERTAINMENT — 4.7%
Carnival Corporation	536,600	$25,375,814
MATERIALS — 2.4%
Engelhard Corporation	465,000	$13,182,750
TRANSPORTATION — 0.5%
Heartland Express, Inc.	157,500	$2,905,875

TOTAL COMMON STOCKS — 87.6% (Cost $305,379,947)		$474,889,384

PREFERRED STOCKS
REAL ESTATE INVESTMENT TRUST
CBL & Associates Properties, Inc.	100,000	$2,621,000
Duke-Weeks Realty Corp. (Series B)	40,000	2,102,500
Pennsylvania Real Estate Investment Trust (Series A)	59,000	3,510,500
ProLogis (Series G)	120,000	2,986,800
TOTAL PREFERRED STOCKS — 2.1% (Cost $10,179,446)		$11,220,800

CONVERTIBLE BONDS AND DEBENTURES

TECHNOLOGY — 0.7%
BEA Systems, Inc. — 4% 2006	$2,000,000	$2,010,000
LSI Logic Corporation — 4% 2006	2,000,000	1,987,500
		$3,997,500
PRODUCER DURABLE GOODS — 0.2%
Checkpoint Systems, Inc. — 5.25% 2005	$781,000	$785,881
TOTAL CONVERTIBLE BONDS AND DEBENTURES — 0.9% (Cost $4,355,460)		$4,783,381

NON-CONVERTIBLE BONDS AND DEBENTURES CORPORATE — 6.5%
Avaya Inc. — 11.125% 2009	$1,300,000	$1,508,000
Central Garden & Pet Company — 9.125% 2013	2,000,000	2,195,000
Host Marriott Corporation — 9.25% 2007	2,000,000	2,260,000
Lear Corporation — 7.96% 2005	2,000,000	2,115,000
Manitowoc Company, Inc., The — 10.5% 2012	2,000,000	2,250,000
Metaldyne Corporation — 11% 2012	2,000,000	1,640,000
OM Group, Inc. — 9.25% 2011	4,000,000	4,220,000
Orbital Sciences Corporation — 9% 2011	3,000,000	3,345,000
PolyOne Corporation — 10.625% 2010	950,000	1,036,688
Realty Income Corporation — 8.25% 2008	2,000,000	2,248,800
SpectraSite, Inc. — 8.25% 2010	2,000,000	2,150,000
Unisys Corporation
— 7.875% 2008	1,500,000	1,550,625
— 8.125% 2006	2,000,000	2,137,500
Vicar Operating Inc. — 9.875% 2009	3,000,000	3,326,250
Windmere Durable Holdings Inc. — 10% 2008	3,000,000	3,022,500
		$35,005,363
U.S. GOVERNMENT AND AGENCIES — 0.1%
Federal Home Loan Mortgage Corporation
— 6.5% 2023 (Interest Only)	$107,261	$5,967
— 10.15% 2006 (REMIC)	683	683
Federal National Mortgage Association
— 6% 2029 (Interest Only)	2,041,552	415,966
Government National Mortgage Association (Mobile Home)
— 9.75% 2010	396,301	428,268
		$850,884
TOTAL NON-CONVERTIBLE BONDS AND DEBENTURES — 6.6% (Cost $34,378,463)		$35,856,247

TOTAL INVESTMENT SECURITIES — 97.2% (Cost $354,293,316)		$526,749,812

SHORT-TERM INVESTMENTS — 2.4% (Cost $12,907,056)
Short-term Corporate Notes:
American General Finance Corporation — 1.84% 10/01/04	$7,908,000	$7,908,000
Federal Home Loan Mortgage Corporation Discount Note — 1.70% 10/05/04	5,000,000	4,999,056
TOTAL SHORT-TERM INVESTMENTS		$12,907,056

TOTAL INVESTMENTS — 99.6% (Cost $367,200,372)(A)		$539,656,868
Other assets and liabilities, net — 0.4%		2,129,704
TOTAL NET ASSETS — 100%		$541,786,572

*Non-income producing securities

(A) The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$184,117,299
Gross unrealized depreciation:	11,660,803
Net unrealized appreciation:	$172,456,496

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(a)                                  There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ ERIC S. ENDE
Eric S. Ende, President

Date:       November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SOURCE CAPITAL, INC.

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer

Date:       November 24, 2004